Earnings per share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted average number of shares
Ordinary shares in issue (’000) (in shares)			2,830,567	2,830,567	2,830,567
Adjustment for weighting of ordinary shares in issue (’000) (in shares)			0	0	(39)
Weighted average number of shares (’000) (in shares)			2,830,567	2,830,567	2,830,528
Loss attributable to owners of Sibanye-Stillwater (SA rand million)			R (5,171)	R (7,297)	R (37,772)
Basic EPS (in ZAR cents per share)			R (1.83)	R (2.58)	R (13.34)
Potential ordinary shares (’000) (in shares)			0	0	39
Diluted weighted average number of shares (’000)(in shares)			2,830,567	2,830,567	2,830,567
Diluted basic EPS (in ZAR cents per share)			R (1.83)	R (2.58)	R (13.34)
Gain on disposal of property, plant and equipment			R 14	R (55)	R (105)
Gains on disposals of property plant and equipment, net of tax			12	(38)	(79)
Impairment loss (reversal of impairment loss)			14,007	9,173	47,454
Impairments (reversal of impairments), net of tax			11,730	9,098	41,106
Gain on remeasurement of previous interest in Kroondal	R 0		0	0	(298)
Gain on remeasurement of previous interest in Kroondal, net of tax					(298)
Gains (losses) recognised when control of subsidiary is lost, net of tax			461	19	1,384
Compensation for losses incurred			(142)	(26)	0
Compensation for losses incurred, net of tax			(122)
Gain on assets held for sale			(16)	0	0
Gain on assets held for sale, net of tax			(15)
Gain on acquisition		R 0	0	0	(898)
Gain on acquisition, net of tax					(898)
Foreign exchange movement recycled through profit or loss			17	55	(1,663)
Foreign exchange movement recycled through profit or loss, net of tax			17	55	(1,663)
Re-measurement items, attributable to NCI				0	4
Headline earnings			6,912	1,817	1,784
Adjusted for impact of the US$ Convertible bond:			613	0	0
Interest charge and unwinding of amortised cost			698	0	0
Tax effect			(85)	0	0
Diluted headline earnings			R 7,525	R 1,817	R 1,784
Headline EPS (cents) (in ZAR per share)			R 2.44	R 0.64	R 0.63
Potential ordinary shares - US$ Convertible bond (in shares)			374,056	0	0
Diluted ordinary shares - US$ Convertible bond (in shares)			3,204,623	2,830,567	2,830,567
Diluted headline EPS (cents) (in ZAR per share)			R 2.35	R 0.64	R 0.63
Australia
Weighted average number of shares
Compensation for losses incurred				R (26)
Compensation for losses incurred, net of tax				R (20)